Leases, Commitments, and Contingencies - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2017 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Lease term	20 years	20 years
Number of lease extension options	4	4
Extension term of lease agreement	5 years	5 years
Proceeds from sale of land and uncompleted facility			$ 7,000
Percentage of annual base rent		8.00%
Increase in percentage of annual base rent on the sixth, eleventh and sixteenth anniversaries	7.50%	7.50%
Annual base rent		$ 1,400
Operating lease obligations	$ 13,447	13,447			$ 0
Operating Lease, Right-of-Use Asset	13,615	13,615			$ 0
Litigation Settlement, Amount Awarded from Other Party	750
Accounting Standards Update 2016-02 [Member]
Other Commitments [Line Items]
Stockholders Equity Cumulative Effect Of Adoption Of Lease Accounting Standard		800
Operating lease obligations				$ 14,100
Operating Lease, Right-of-Use Asset				$ 14,100
Roseville, MN Lease [Member]
Other Commitments [Line Items]
Operating Lease, Right-of-Use Asset	$ 13,600	$ 13,600
Lessee, Operating Lease, Remaining Lease Term	15 years 3 months 18 days	15 years 3 months 18 days
Maximum [Member] | Roseville, MN Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Remaining Lease Term	5 years	5 years
Cellectis [Member] | Maximum [Member]
Other Commitments [Line Items]
Threshold percentage of ownership in outstanding common stock to enact indemnification agreement		50.00%
Corporate Headquarters [Member]
Other Commitments [Line Items]
Office and lab building area | ft²	44,000	44,000
Option to extend, description		The lease has a term of twenty years and includes four options to each extend the lease for five years subject to there being no default under the lease terms beyond any cure period and the Company occupying the property at the time of extension.
Equipment [Member]
Other Commitments [Line Items]
Restricted cash	$ 100	$ 100